FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034
                                   ---------

               FRANKLIN REAL ESTATE SECURITIES TRUST
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/05
                           -------



Item 1. Schedule of Investments.

Franklin Real Estate Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Real Estate Securities Fund ..................................   3
Notes to Statement of Investments .....................................   5











                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE SECURITIES FUND                                                          SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 83.3%
   FINANCE/RENTAL/LEASING 4.6%
   CharterMac LP ........................................................................        661,400    $   15,278,340
   Doral Financial Corp. (Puerto Rico) ..................................................      1,026,100        15,832,723
   Fannie Mae ...........................................................................        370,400        20,690,544
                                                                                                            ---------------
                                                                                                                51,801,607
                                                                                                            ---------------

   FINANCIAL CONGLOMERATES 1.3%
   Brascan Corp., A (Canada) ............................................................         19,800           738,456
   Brascan Corp., A .....................................................................        364,700        13,632,486
                                                                                                            ---------------
                                                                                                                14,370,942
                                                                                                            ---------------

   REAL ESTATE DEVELOPMENT 7.7%
   Brookfield Properties Corp. (Canada) .................................................        473,760        13,739,040
   Forest City Enterprises Inc., A ......................................................        847,200        30,490,728
a  Killam Properties Inc. (Canada) ......................................................      2,604,700         5,852,063
a,bNorthstar Capital Investment Corp., 144A .............................................        100,000         1,150,000
   St. Joe Co. ..........................................................................        433,700        35,298,843
                                                                                                            ---------------
                                                                                                                86,530,674
                                                                                                            ---------------

   REAL ESTATE INVESTMENT TRUSTS 69.7%
   Alexandria Real Estate Equities Inc. .................................................         50,000         4,022,500
   Arden Realty Inc. ....................................................................        147,400         5,885,682
   Avalonbay Communities Inc. ...........................................................        284,700        24,928,332
   BioMed Realty Trust Inc. .............................................................        682,200        17,348,346
   Boardwalk Real Estate Investment Trust (Canada) ......................................      1,331,500        21,567,637
   Brandywine Realty Trust ..............................................................        322,900        10,461,960
   Capital Automotive ...................................................................        634,800        24,928,596
   Capital Trust Inc., A ................................................................        298,900         9,998,205
   Catellus Development Corp. ...........................................................        634,980        22,897,379
   Corporate Office Properties Trust ....................................................        609,400        20,518,498
   Cousins Properties Inc. ..............................................................        124,700         4,065,220
   CRT Properties Inc. ..................................................................        411,700        11,371,154
   Developers Diversified Realty Corp. ..................................................        115,700         5,631,119
   Digital Realty Trust Inc. ............................................................      1,239,500        23,476,130
   Entertainment Properties Trust .......................................................        227,100        10,344,405
   Equity Residential ...................................................................        836,500        33,794,600
   Essex Property Trust Inc. ............................................................         32,100         2,948,706
   Eurocastle Investment Ltd. (United Kingdom) ..........................................        158,161         3,645,156
   Extra Space Storage Inc. .............................................................      1,200,000        19,368,000
   First Potomac Realty Trust ...........................................................        361,400         9,522,890
   General Growth Properties Inc. .......................................................        996,590        45,823,208
   GMH Communities Trust ................................................................      1,300,000        19,487,000
   Host Marriott Corp. ..................................................................      1,021,000        19,041,650
   iStar Financial Inc. .................................................................        681,600        29,165,664
   Kilroy Realty Corp. ..................................................................        219,900        11,456,790
   Kimco Realty Corp. ...................................................................        179,000        11,753,140
   Kite Realty Group Trust ..............................................................        849,300        13,164,150
   LaSalle Hotel Properties .............................................................        341,400        11,887,548
   Lexington Corporate Properties Trust .................................................        420,300        10,078,794
   Liberty Property Trust ...............................................................        466,600        20,941,008
   Macerich Co. .........................................................................        668,400        46,935,048


                                          Quarterly Statement of Investments | 3

Franklin Real Estate Securities Trust

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE SECURITIES FUND                                                          SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REAL ESTATE INVESTMENT TRUSTS (CONT.)
   Newcastle Investment Corp. ...........................................................        554,200    $   17,124,780
   Parkway Properties Inc. ..............................................................        183,000         9,799,650
   ProLogis .............................................................................        734,400        33,459,264
   PS Business Parks Inc. ...............................................................        456,300        21,186,009
   Public Storage Inc. ..................................................................        386,500        25,798,875
   Ramco-Gershenson Properties Trust ....................................................        240,400         7,163,920
   Regency Centers Corp. ................................................................        291,100        17,960,870
   Simon Property Group Inc. ............................................................        455,263        36,302,672
   Spirit Finance Corp. .................................................................         26,500           311,640
c  Taberna Realty Financial Trust, 144A .................................................        890,800         9,798,800
   Tanger Factory Outlet Centers Inc. ...................................................        234,600         6,756,480
   U-Store-It Trust .....................................................................        664,300        13,385,645
   Ventas Inc. ..........................................................................        653,642        21,106,100
   Vornado Realty Trust .................................................................        377,800        33,488,192
                                                                                                            ---------------
                                                                                                               780,101,412
                                                                                                            ---------------

   TOTAL COMMON STOCKS (COST $559,337,534) ..............................................                      932,804,635
                                                                                                            ---------------

   SHORT TERM INVESTMENTS (COST $185,993,447) 16.6%
   MONEY FUND 16.6%
d  Franklin Institutional Fiduciary Trust Money Market Portfolio ........................    185,993,447       185,993,447
                                                                                                            ---------------

   TOTAL INVESTMENTS (COST $745,330,981) 99.9%                                                               1,118,798,082
   OTHER ASSETS, LESS LIABILITIES 0.1% ..................................................                          707,162
                                                                                                            ---------------

   NET ASSETS 100.0% ....................................................................                   $1,119,505,244
                                                                                                            ---------------



a Non-income producing.
b See Note 2 regarding restricted and illiquid securities.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidlines approved by the Fund's Board of Trustees.
d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.





4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Real Estate Securities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


FRANKLIN REAL ESTATE SECURITIES FUND

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust, which is an open-end investment company registered under the Investment Company of 1940.


1. INCOME TAXES

At July 31, 2005 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $745,330,981
                                                            -------------

Unrealized appreciation .................................   $377,655,536
Unrealized depreciation .................................     (4,188,435)
                                                            -------------
Net unrealized appreciation (depreciation) ..............   $373,467,101
                                                            -------------


2. RESTRICTED AND ILLIQUID SECURITIES

At July 31, 2005 the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------
                                                         ACQUISITION
  SHARES        ISSUER                                      DATE            COST             VALUE
-----------------------------------------------------------------------------------------------------
  100,000       Northstar Capital Investment Corp., 144A   1/16/98       $1,993,250       $1,150,000
                                                                                          -----------
                TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.10% of Net Assets) ........   $1,150,000
                                                                                          -----------




For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



                                          Quarterly Statement of Investments | 5

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005







                                 Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration





I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer